PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Vehicles	428,812	425,602
Furniture and equipment	86,010	91,071
Leasehold improvements	28,161	27,951
Property and equipment, gross	542,983	544,624
Less: accumulated depreciation	(390,467)	(442,315)
Total property and equipment, net	152,516	102,309

Property and equipment, net, consists of the following:

	As of December 31,
	2024	2025
	US$	US$
Vehicles	-	428,812
Furniture and equipment	-	86,010
Leasehold improvements	-	28,161
Property and equipment, gross	-	542,983
Less: accumulated depreciation	-	(390,467)
Total property and equipment, net	-	152,516